Debt (Tables)	12 Months Ended
Jul. 01, 2017
Debt Disclosure [Abstract]
Schedule of Debt
The following table summarizes the components of the Company’s outstanding debt:

	July 1, 2017	July 2, 2016
	(millions)
Current Debt:
Term Loan(1)	$—	$15.0
Total Current Debt	$—	$15.0

Long-Term Debt:
Term Loan(1)	$—	$270.0
4.250% Senior Notes due 2025	600.0	600.0
3.000% Senior Notes due 2022	400.0	—
4.125% Senior Notes due 2027	600.0	—
Total Long-Term Debt	1,600.0	870.0
Less: Unamortized Discount and Debt Issuance Costs on Senior Notes	(20.5)	(8.8)
Total Long-Term Debt, net	$1,579.5	$861.2

(1)	See Note 20, "Subsequent Events" herein for further discussion.